Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 5.9%
Security	Principal Amount (000's omitted)	Value
Ares LII CLO, Ltd., Series 2019-52A, Class DR, 8.115%, (3 mo. USD LIBOR + 3.30%), 4/22/31(1)(2)	$1,750	$ 1,662,915
Benefit Street Partners CLO XIX, Ltd.:
Series 2019-19A, Class D, 8.592%, (3 mo. USD LIBOR + 3.80%), 1/15/33(1)(2)	1,000	970,850
Series 2019-19A, Class E, 11.812%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	1,000	929,289
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 11.542%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	500	462,652
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 11.938%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	500	468,775
BlueMountain CLO, Ltd., Series 2018-1A, Class E, 10.752%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	250	207,394
Canyon Capital CLO, Ltd., Series 2020-3A, Class E, 12.042%, (3 mo. USD LIBOR + 7.25%), 1/15/34(1)(2)	1,000	958,648
Carlyle Global Market Strategies CLO, Ltd.:
Series 2014-3RA, Class C, 7.765%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	2,725	2,465,482
Series 2014-4RA, Class C, 7.692%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,802,472
Series 2014-4RA, Class D, 10.442%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	250	208,679
Series 2015-5A, Class DR, 11.508%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	250	203,586
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	61	47,377
Crown City CLO III, Series 2021-1A, Class C, 8.108%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	896,867
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 11.508%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	500	449,384
Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 8.43%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	2,000	1,890,576
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D1R, 8.158%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	947,618
Series 2019-36A, Class ER, 11.708%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	909,073
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 10.852%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	250	227,298
Neuberger Berman Loan Advisers CLO 39, Ltd., Series 2020-39A, Class E, 12.008%, (3 mo. USD LIBOR + 7.20%), 1/20/32(1)(2)	1,500	1,405,965
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 10.642%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	250	223,854
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.: (continued)
Series 2015-1A, Class DR4, 11.175%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	$1,000	$ 922,653
Series 2019-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	500	459,389
Series 2021-2A, Class E, 11.142%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	921,093
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.516%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	434,038
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	871,694
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 11.318%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	250	221,933
Stack Infrastructure Issuer, LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	890	791,634
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	685	648,481
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	560	560,136
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	1,216	1,100,886
Voya CLO, Ltd., Series 2016-3A, Class DR, 10.875%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	250	188,390
Total Asset-Backed Securities (identified cost $26,122,091)		$ 24,459,081

Collateralized Mortgage Obligations — 0.0%
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 7.156%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	$117	$ 114,199
Total Collateralized Mortgage Obligations (identified cost $117,000)		$ 114,199

Commercial Mortgage-Backed Securities — 3.6%
Security	Principal Amount* (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	600	$ 459,194
BBCMS Mortgage Trust:
Series 2017-C1, Class D, 3.544%, 2/15/50(1)(3)	1,000	752,464
Series 2017-DELC, Class D, 6.284%, (1 mo. USD LIBOR + 1.825%), 8/15/36(1)(2)	1,200	1,181,645

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
BX Trust, Series 2018-EXCL, Class C, 6.435%, (1 mo. USD LIBOR + 1.975%), 9/15/37(1)(2)		111	$ 105,630
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134%, 4/10/46(3)		346	342,788
COMM Mortgage Trust:
Series 2013-CR9, Class C, 4.293%, 7/10/45(1)(3)		1,900	1,833,493
Series 2013-CR11, Class B, 5.11%, 8/10/50(3)		877	843,659
Series 2014-CR21, Class C, 4.41%, 12/10/47(3)		738	683,049
CSMC Trust:
Series 2022-CNTR, Class A, 8.423%, (1 mo. SOFR + 3.944%), 1/15/24(1)(2)		1,000	890,946
Series 2022-NWPT, Class A, 7.621%, (SOFR + 3.143%), 9/9/24(1)(2)		290	287,558
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19, Class B, 4.394%, 4/15/47(3)		215	206,565
Series 2014-C23, Class D, 3.984%, 9/15/47(1)(3)		750	649,987
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		150	29,845
Series 2021-MHC, Class C, 5.759%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(2)		1,800	1,750,685
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 6.109%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(2)(4)		438	422,144
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 6.659%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)		100	87,932
Vita Scientia, Series 2022-1A, Class D, 4.412%, (3 mo. EURIBOR + 2.49%), 8/27/25(1)(2)	EUR	450	435,552
VMC Finance, LLC, Series 2021-HT1, Class B, 8.97%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)		2,000	1,892,318
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)		1,700	1,250,259
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class B, 4.987%, 9/15/46(3)		640	615,286
Total Commercial Mortgage-Backed Securities (identified cost $15,505,616)			$ 14,720,999

Common Stocks — 0.0%(5)
Security	Shares	Value
Electronics/Electrical — 0.0%(5)
Riverbed Technology, Inc.(6)(7)	846	$ 425
Total Common Stocks (identified cost $11,473,746)		$ 425

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26	$741	$ 574,295
		$ 574,295
Transportation — 0.1%
CryoPort, Inc., 0.75%, 12/1/26(1)	$335	$ 262,573
		$ 262,573
Total Convertible Bonds (identified cost $921,722)		$ 836,868

Convertible Preferred Stocks — 0.0%(5)
Security	Shares	Value
Electronics/Electrical — 0.0%(5)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(7)	2,611	$ 1,319
Total Convertible Preferred Stocks (identified cost $78,329)		$ 1,319

Corporate Bonds — 55.9%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 1.2%
Moog, Inc., 4.25%, 12/15/27(1)	791	$ 734,629
Rolls-Royce PLC, 5.75%, 10/15/27(1)	1,200	1,168,572
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	135	113,674
9.375%, 11/30/29(1)	341	371,015
TransDigm UK Holdings PLC, 6.875%, 5/15/26	400	396,772
TransDigm, Inc.:
4.625%, 1/15/29	343	309,928
5.50%, 11/15/27	743	710,376
6.375%, 6/15/26	818	808,838
7.50%, 3/15/27	541	545,923
		$ 5,159,727

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		559	$ 556,912
			$ 556,912
Air Transport — 1.1%
Air France-KLM:
7.25%, 5/31/26(8)	EUR	700	$ 766,142
8.125%, 5/31/28(8)	EUR	800	861,713
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		778	763,576
5.75%, 4/20/29(1)		128	123,979
Deutsche Lufthansa AG, 2.875%, 2/11/25(8)	EUR	400	418,198
Gatwick Airport Finance PLC, 4.375%, 4/7/26(8)	GBP	1,050	1,203,063
United Airlines, Inc., 4.625%, 4/15/29(1)		445	406,586
			$ 4,543,257
Automotive — 1.8%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		392	$ 346,418
4.75%, 3/1/30		303	265,419
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(8)	EUR	1,600	1,665,210
8.50%, 5/15/27(1)		670	668,263
Faurecia S.E.:
2.375%, 6/15/29(8)	EUR	350	306,134
2.75%, 2/15/27(8)	EUR	700	677,328
Ford Motor Co.:
4.75%, 1/15/43		325	254,068
6.625%, 10/1/28		825	860,310
9.625%, 4/22/30		44	51,843
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29		546	481,700
5.25%, 7/15/31		351	297,042
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		398	338,734
4.375%, 1/15/31(1)		452	385,407
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		117	87,043
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	488,619
4.875%, 11/15/31(1)		239	191,200
Wheel Pros, Inc., 6.50%, 5/15/29(1)		406	164,332
			$ 7,529,070
Security	Principal Amount* (000's omitted)		Value
Banks and Thrifts — 1.2%
Bank of America Corp., 2.572% to 10/20/31, 10/20/32(9)		781	$ 646,354
BNP Paribas S.A., 4.40%, 8/14/28(1)		647	628,563
Capital One Financial Corp., 3.273% to 3/1/29, 3/1/30(9)		715	633,982
Citigroup, Inc, 2.52% to 11/3/31, 11/3/32(9)		800	655,337
Goldman Sachs Group, Inc. (The), 2.615% to 4/22/31, 4/22/32(9)		748	625,400
Macquarie Group, Ltd., 1.34% to 1/12/26, 1/12/27(1)(9)		716	636,638
SVB Financial Group, 4.10% to 2/15/31(9)(10)		720	538,200
Synchrony Bank, 5.625%, 8/23/27		626	623,870
			$ 4,988,344
Building and Development — 2.2%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		391	$ 343,832
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		335	288,711
5.00%, 3/1/30(1)		105	98,053
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		550	541,544
HT Troplast GmbH, 9.25%, 7/15/25(8)	EUR	1,465	1,548,080
KB Home:
4.00%, 6/15/31		443	369,913
4.80%, 11/15/29		170	152,745
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		490	407,984
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(9)		683	621,645
Patrick Industries, Inc., 7.50%, 10/15/27(1)		70	69,368
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)		1,106	1,011,199
Standard Industries, Inc.:
2.25%, 11/21/26(8)	EUR	1,500	1,421,299
4.75%, 1/15/28(1)		753	706,589
Victoria PLC, 3.625%, 8/24/26(8)	EUR	1,658	1,472,729
			$ 9,053,691
Business Equipment and Services — 0.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		680	$ 633,709
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
3.625%, 6/1/28(8)	EUR	350	318,576
4.625%, 6/1/28(1)		239	205,558
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		1,535	1,517,063

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Business Equipment and Services (continued)
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC: (continued)
7.125%, 7/31/26(8)		260	$ 256,961
			$ 2,931,867
Cable and Satellite Television — 1.4%
Altice France S.A.:
5.875%, 2/1/27(8)	EUR	752	$ 743,505
8.125%, 2/1/27(1)		795	746,283
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		565	471,351
4.50%, 8/15/30(1)		900	770,063
4.75%, 3/1/30(1)		1,288	1,127,000
4.75%, 2/1/32(1)		225	191,566
5.00%, 2/1/28(1)		400	374,048
6.375%, 9/1/29(1)		601	580,653
DISH Network Corp., 11.75%, 11/15/27(1)		397	413,124
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	181	187,709
			$ 5,605,302
Capital Goods — 0.2%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		576	$ 520,436
4.125%, 4/15/29(1)		221	198,046
			$ 718,482
Chemicals — 0.1%
Diamond BC B.V., 4.625%, 10/1/29(1)		423	$ 356,365
			$ 356,365
Chemicals and Plastics — 1.6%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		128	$ 109,821
Avient Corp., 7.125%, 8/1/30(1)		681	686,941
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		452	368,458
Herens Midco S.a.r.l., 5.25%, 5/15/29(8)	EUR	600	449,542
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(8)	EUR	440	428,419
Italmatch Chemicals SpA:
8.04%, 2/6/28(2)(8)(11)	EUR	200	209,140
10.00%, 2/6/28(8)(11)	EUR	650	719,820
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		259	255,430
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		583	530,198
Sherwin-Williams Co.( The), 2.30%, 5/15/30		765	654,553
Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
SPCM S.A.:
2.625%, 2/1/29(8)	EUR	385	$ 360,915
2.625%, 2/1/29(1)	EUR	100	93,744
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)		300	290,453
Valvoline, Inc.:
3.625%, 6/15/31(1)		699	589,075
4.25%, 2/15/30(1)		370	364,232
W.R. Grace Holdings, LLC, 4.875%, 6/15/27(1)		639	593,663
			$ 6,704,404
Clothing/Textiles — 0.2%
William Carter Co. (The), 5.625%, 3/15/27(1)		678	$ 660,399
			$ 660,399
Commercial Services — 1.9%
APi Group DE, Inc., 4.75%, 10/15/29(1)		1,022	$ 912,736
Ashtead Capital, Inc., 5.55%, 5/30/33(1)		600	602,671
EC Finance PLC, 3.00%, 10/15/26(8)	EUR	381	377,703
Global Payments, Inc., 4.95%, 8/15/27		644	645,400
HealthEquity, Inc., 4.50%, 10/1/29(1)		718	643,723
Korn Ferry, 4.625%, 12/15/27(1)		620	583,448
LABL, Inc., 5.875%, 11/1/28(1)		598	541,564
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		585	499,376
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		349	313,903
Sabre GLBL, Inc.:
9.25%, 4/15/25(1)		102	104,787
11.25%, 12/15/27(1)		311	329,854
Verisure Holding AB:
3.25%, 2/15/27(8)	EUR	600	578,513
3.875%, 7/15/26(8)	EUR	230	232,319
Verisure Midholding AB, 5.25%, 2/15/29(8)	EUR	380	343,157
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,110	1,025,660
			$ 7,734,814
Computers — 0.8%
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)		1,238	$ 1,121,312
Dell International, LLC/EMC Corp., 4.90%, 10/1/26		650	646,634
NCR Corp.:
5.125%, 4/15/29(1)		165	143,945
5.25%, 10/1/30(1)		255	220,796
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		763	734,708
Seagate HDD Cayman:
4.091%, 6/1/29		129	114,487

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Computers (continued)
Seagate HDD Cayman: (continued)
9.625%, 12/1/32(1)		344	$ 390,266
			$ 3,372,148
Conglomerates — 0.2%
Spectrum Brands, Inc.:
5.00%, 10/1/29(1)		325	$ 286,727
5.50%, 7/15/30(1)		467	424,671
			$ 711,398
Containers and Glass Products — 0.5%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(8)	EUR	500	$ 424,673
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		547	454,874
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		730	714,112
Verallia S.A., 1.875%, 11/10/31(8)	EUR	700	612,524
			$ 2,206,183
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		238	$ 207,612
5.50%, 6/1/28(1)		650	616,314
			$ 823,926
Distribution & Wholesale — 0.8%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		1,138	$ 1,067,888
Parts Europe S.A., 6.342%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(8)	EUR	907	983,580
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		551	492,395
5.50%, 10/15/27(1)		450	433,692
6.875%, 5/1/25(1)		209	210,829
			$ 3,188,384
Diversified Financial Services — 2.9%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		345	$ 356,406
Air Lease Corp., 2.10%, 9/1/28		758	647,925
Encore Capital Group, Inc.:
5.375%, 2/15/26(8)	GBP	330	369,716
6.538%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(8)	EUR	643	677,734
Intrum AB:
4.875%, 8/15/25(8)	EUR	525	538,749
9.25%, 3/15/28(8)	EUR	300	337,152
Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		482	$ 430,955
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		798	667,283
KOC Holding AS, 6.50%, 3/11/25(8)		1,400	1,385,160
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(8)	EUR	1,147	1,242,903
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		443	424,292
PRA Group, Inc.:
5.00%, 10/1/29(1)		60	51,594
7.375%, 9/1/25(1)		784	778,473
ProGroup AG, 3.00%, 3/31/26(8)	EUR	1,000	1,021,253
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)		365	325,905
3.625%, 3/1/29(1)		849	717,380
4.00%, 10/15/33(1)		65	51,634
Sherwood Financing PLC, 6.00%, 11/15/26(8)	GBP	934	931,548
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)		945	834,860
Vivion Investments S.a.r.l., 3.00%, 8/8/24(8)	EUR	400	367,826
			$ 12,158,748
Drugs — 0.8%
AdaptHealth, LLC:
5.125%, 3/1/30(1)		186	$ 165,770
6.125%, 8/1/28(1)		658	624,435
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(8)	EUR	824	746,883
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(12)		400	342,000
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(12)		459	360,820
Perrigo Finance Unlimited Co.:
4.40%, 6/15/30		899	790,050
4.90%, 12/15/44		200	149,248
			$ 3,179,206
Ecological Services and Equipment — 1.3%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		200	$ 193,206
5.125%, 7/15/29(1)		674	647,950
6.375%, 2/1/31(1)		95	96,886
Covanta Holding Corp., 4.875%, 12/1/29(1)		750	656,359
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,416	1,264,615
4.25%, 6/1/25(1)		313	302,182
4.75%, 6/15/29(1)		1,106	999,708

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Ecological Services and Equipment (continued)
Paprec Holding S.A.:
3.50%, 7/1/28(8)	EUR	716	$ 677,610
4.00%, 3/31/25(8)	EUR	400	424,804
			$ 5,263,320
Electric Utilities — 1.5%
Drax Finco PLC, 6.625%, 11/1/25(1)		582	$ 568,218
Duke Energy Corp., 2.45%, 6/1/30		733	627,644
Edison International, 6.95%, 11/15/29		609	661,775
EDP - Energias de Portugal S.A., 4.496% to 1/30/24, 4/30/79(8)(9)	EUR	1,500	1,629,706
Electricite de France SA, 7.50% to 9/6/28, 12/31/29(8)(9)(10)	EUR	400	446,567
FirstEnergy Corp.:
2.65%, 3/1/30		585	500,584
Series B, 4.15%, 7/15/27		494	472,709
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		578	531,064
TransAlta Corp., 7.75%, 11/15/29		448	461,238
WESCO Distribution, Inc., 7.25%, 6/15/28(1)		267	273,890
			$ 6,173,395
Electronics/Electrical — 0.6%
Coherent Corp., 5.00%, 12/15/29(1)		714	$ 649,479
Imola Merger Corp., 4.75%, 5/15/29(1)		506	440,949
Open Text Corp., 3.875%, 2/15/28(1)		798	694,471
Sensata Technologies B.V., 5.00%, 10/1/25(1)		436	431,740
Sensata Technologies, Inc., 4.375%, 2/15/30(1)		360	326,297
			$ 2,542,936
Energy — 0.9%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		1,078	$ 1,007,445
Greenko Solar Mauritius, Ltd., 5.55%, 1/29/25(1)		1,100	1,057,375
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		941	867,150
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		583	528,242
4.50%, 4/30/30		372	331,889
			$ 3,792,101
Engineering & Construction — 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		42	$ 40,093
Security	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Dycom Industries, Inc., 4.50%, 4/15/29(1)		377	$ 337,990
TopBuild Corp., 4.125%, 2/15/32(1)		791	671,962
			$ 1,050,045
Entertainment — 1.8%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)		1,031	$ 1,028,060
7.00%, 2/15/30(1)(11)		250	254,687
8.125%, 7/1/27(1)		508	516,171
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		519	492,451
CPUK Finance, Ltd., 4.875%, 2/28/47(8)	GBP	1,130	1,330,739
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		755	703,290
Lottomatica SpA:
5.125%, 7/15/25(8)	EUR	365	384,640
6.25%, 7/15/25(8)	EUR	300	324,214
Scientific Games International, Inc., 7.00%, 5/15/28(1)		982	973,504
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		796	744,006
Warnermedia Holdings, Inc., 4.279%, 3/15/32(1)		745	663,655
			$ 7,415,417
Environmental — 0.1%
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		350	$ 330,582
			$ 330,582
Financial Intermediaries — 1.5%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(10)		635	$ 524,272
Banco Santander S.A., 4.175%, to 3/24/27, 3/24/28(9)		600	572,012
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		160	144,182
Ford Motor Credit Co., LLC:
2.70%, 8/10/26		800	715,136
2.90%, 2/16/28		203	174,886
3.815%, 11/2/27		641	579,291
4.125%, 8/17/27		457	422,172
5.113%, 5/3/29		300	284,729
5.125%, 6/16/25		273	268,603
General Motors Financial Co., Inc., 3.85%, 1/5/28		685	642,224
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
6.25%, 5/15/26		300	296,340
6.375%, 12/15/25		680	674,893
MSCI, Inc.:
3.625%, 9/1/30(1)		357	311,188

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Financial Intermediaries (continued)
MSCI, Inc.: (continued)
3.875%, 2/15/31(1)		721	$ 637,249
			$ 6,247,177
Food Products — 0.7%
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)		579	$ 568,775
Kraft Heinz Foods Co.:
4.375%, 6/1/46		164	143,449
4.625%, 10/1/39		17	15,685
5.50%, 6/1/50		37	37,804
Nomad Foods Bondco PLC, 2.50%, 6/24/28(8)	EUR	1,302	1,215,625
Pilgrim's Pride Corp., 3.50%, 3/1/32(1)		1,123	916,491
			$ 2,897,829
Food Service — 0.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		386	$ 353,373
4.375%, 1/15/28(1)		473	435,857
IRB Holding Corp., 7.00%, 6/15/25(1)		37	37,175
US Foods, Inc., 4.75%, 2/15/29(1)		816	747,525
Yum! Brands, Inc., 3.625%, 3/15/31		758	647,258
			$ 2,221,188
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)		393	$ 362,034
5.875%, 2/15/28(1)		806	788,756
			$ 1,150,790
Health Care — 3.6%
Avantor Funding, Inc.:
2.625%, 11/1/25(8)	EUR	300	$ 314,549
3.875%, 7/15/28(8)	EUR	350	353,205
Centene Corp.:
3.00%, 10/15/30		584	500,202
3.375%, 2/15/30		613	539,845
4.625%, 12/15/29		643	611,680
Chrome Holdco SASU, 5.00%, 5/31/29(8)	EUR	1,100	932,614
Encompass Health Corp., 4.75%, 2/1/30		616	565,457
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(8)	EUR	2,350	2,182,379
Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Grifols Escrow Issuer S.A.: (continued)
4.75%, 10/15/28(1)		595	$ 518,251
Grifols S.A., 1.625%, 2/15/25(8)	EUR	400	410,388
IQVIA, Inc., 2.25%, 3/15/29(8)	EUR	411	377,012
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		354	310,270
LifePoint Health, Inc., 5.375%, 1/15/29(1)		292	195,411
Medline Borrower, L.P., 5.25%, 10/1/29(1)		1,095	918,382
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		414	359,348
ModivCare, Inc., 5.875%, 11/15/25(1)		491	475,224
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		573	493,534
3.875%, 5/15/32(1)		814	683,609
Option Care Health, Inc., 4.375%, 10/31/29(1)		589	509,586
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		506	444,478
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		639	421,867
Tenet Healthcare Corp.:
6.125%, 10/1/28		1,004	939,945
6.875%, 11/15/31		313	288,831
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		845	765,612
Varex Imaging Corp., 7.875%, 10/15/27(1)		747	743,982
			$ 14,855,661
Health Care Providers & Services — 0.1%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)		407	$ 336,811
			$ 336,811
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		748	$ 617,223
			$ 617,223
Industrial Equipment — 0.3%
Madison IAQ, LLC, 5.875%, 6/30/29(1)		744	$ 591,413
TK Elevator Midco GmbH, 7.038%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(8)	EUR	630	681,232
			$ 1,272,645
Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		600	$ 562,128
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		67	59,278

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Galaxy Finco, Ltd., 9.25%, 7/31/27(8)	GBP	981	$ 1,018,941
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		423	430,062
			$ 2,070,409
Internet Software & Services — 0.5%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		195	$ 164,060
6.125%, 12/1/28(1)		372	313,830
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)		719	577,929
Science Applications International Corp., 4.875%, 4/1/28(1)		908	852,340
			$ 1,908,159
Leisure Goods/Activities/Movies — 1.7%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	$ 320,151
5.875%, 3/15/26(1)		112	100,730
8.75%, 5/1/25(1)		413	421,080
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(8)(13)	EUR	1,362	1,374,313
Life Time, Inc.:
5.75%, 1/15/26(1)		401	385,898
8.00%, 4/15/26(1)		701	681,722
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		452	443,835
Motion Finco S.a.r.l., 7.00%, 5/15/25(8)	EUR	435	480,631
National CineMedia, LLC:
5.75%, 8/15/26		333	12,574
5.875%, 4/15/28(1)		685	192,666
NCL Corp., Ltd.:
3.625%, 12/15/24(1)		108	101,528
5.875%, 3/15/26(1)		212	183,643
5.875%, 2/15/27(1)		102	94,975
7.75%, 2/15/29(1)		86	74,064
NCL Finance, Ltd., 6.125%, 3/15/28(1)		295	240,131
Playtika Holding Corp., 4.25%, 3/15/29(1)		757	629,536
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)		480	510,000
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		158	143,013
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		485	413,894
7.00%, 2/15/29(1)		205	178,618
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		131	112,163
			$ 7,095,165
Security	Principal Amount* (000's omitted)		Value
Lodging and Casinos — 0.2%
Marriott International, Inc., 2.85%, 4/15/31		763	$ 650,052
			$ 650,052
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 1/1/31(1)		351	$ 366,750
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(8)	EUR	678	648,276
			$ 1,015,026
Media — 0.3%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		470	$ 302,562
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		382	328,526
Univision Communications, Inc., 7.375%, 6/30/30(1)		664	652,024
			$ 1,283,112
Metals/Mining — 0.8%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		800	$ 781,454
Freeport-McMoRan, Inc., 5.45%, 3/15/43		416	404,752
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		503	464,078
6.125%, 4/1/29(1)		220	203,429
Novelis Corp., 3.25%, 11/15/26(1)		237	214,880
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(8)	EUR	600	570,385
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		902	813,893
			$ 3,452,871
Nonferrous Metals/Minerals — 0.3%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		485	$ 445,091
New Gold, Inc., 7.50%, 7/15/27(1)		993	922,935
			$ 1,368,026
Oil and Gas — 3.3%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%), 10/1/25(2)		757	$ 757,013
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		450	448,353
Callon Petroleum Co., 8.00%, 8/1/28(1)		704	704,869
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)		487	446,615
CVR Energy, Inc., 5.75%, 2/15/28(1)		865	792,634
Diamondback Energy, Inc., 3.125%, 3/24/31		745	650,974
EQT Corp., 5.70%, 4/1/28		622	629,968

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Nabors Industries, Ltd., 9.00%, 2/1/25(1)		433	$ 441,726
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		1,150	1,136,999
Occidental Petroleum Corp.:
6.20%, 3/15/40		141	142,641
6.375%, 9/1/28		167	173,698
6.625%, 9/1/30		881	936,333
Parkland Corp.:
4.50%, 10/1/29(1)		480	412,395
4.625%, 5/1/30(1)		292	251,376
Permian Resources Operating, LLC:
5.875%, 7/1/29(1)		451	423,321
7.75%, 2/15/26(1)		362	362,344
Precision Drilling Corp., 7.125%, 1/15/26(1)		520	515,614
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)		847	802,952
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		268	234,373
4.875%, 2/1/31		322	301,377
6.875%, 1/15/29		341	350,589
Tervita Corp., 11.00%, 12/1/25(1)		375	406,781
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		512	511,274
Transocean, Inc., 8.75%, 2/15/30(1)		217	224,025
Weatherford International, Ltd., 8.625%, 4/30/30(1)		350	353,735
Wintershall Dea Finance 2 BV, 2.499% to 4/20/26(8)(9)(10)	EUR	1,300	1,225,193
			$ 13,637,172
Packaging & Containers — 0.7%
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(8)	EUR	752	$ 688,992
Schoeller Packaging BV, 6.375%, 11/1/24(8)	EUR	1,050	787,640
Sealed Air Corp., 6.125%, 2/1/28(1)		193	194,911
Trivium Packaging Finance B.V.:
3.75%, 8/15/26(8)	EUR	575	585,261
5.548%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(8)	EUR	500	533,573
			$ 2,790,377
Pharmaceuticals — 0.7%
BellRing Brands, Inc., 7.00%, 3/15/30(1)		535	$ 531,749
CVS Health Corp., 3.75%, 4/1/30		775	726,918
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		575	540,150
Security	Principal Amount* (000's omitted)	Value
Pharmaceuticals (continued)
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	445	$ 455,028
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)	672	548,054
		$ 2,801,899
Pipelines — 1.6%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)	493	$ 478,829
7.875%, 5/15/26(1)	148	152,063
Cheniere Energy Partners, L.P., 4.00%, 3/1/31	611	548,782
Cheniere Energy, Inc., 4.625%, 10/15/28	597	569,183
DT Midstream, Inc., 4.125%, 6/15/29(1)	599	526,602
Energy Transfer, L.P., 5.00%, 5/15/50	337	294,664
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)	743	652,636
6.00%, 7/1/25(1)	75	73,920
6.50%, 7/1/27(1)	405	398,212
7.50%, 6/1/30(1)	296	296,010
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)	679	645,956
ONEOK, Inc., 3.10%, 3/15/30	751	661,281
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(1)	586	522,407
Western Midstream Operating, L.P., 4.30%, 2/1/30	285	261,425
Williams Cos., Inc. (The), 3.50%, 11/15/30	701	642,593
		$ 6,724,563
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	485	$ 426,846
8.00%, 8/1/29(1)	604	518,839
		$ 945,685
Radio and Television — 0.4%
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	130	$ 110,825
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)	203	183,014
3.875%, 9/1/31(1)	475	392,174
5.50%, 7/1/29(1)	900	844,614
		$ 1,530,627
Real Estate Investment Trusts (REITs) — 0.6%
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(1)	662	$ 593,523

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		600	$ 533,262
3.75%, 9/15/30(1)		250	191,414
Heimstaden Bostad AB, 3.248% to 11/19/24(8)(9)(10)	EUR	750	615,670
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		75	69,388
4.625%, 12/1/29(1)		648	604,278
			$ 2,607,535
Retail — 1.7%
Arko Corp., 5.125%, 11/15/29(1)		761	$ 604,512
Dufry One BV, 3.375%, 4/15/28(8)	EUR	1,350	1,276,858
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(1)(11)		406	400,089
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)		361	319,079
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		724	625,594
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		775	640,758
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(8)(13)	EUR	815	806,728
Punch Finance PLC, 6.125%, 6/30/26(8)	GBP	745	806,511
Starbucks Corp., 2.55%, 11/15/30		707	616,827
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		254	221,326
Victoria's Secret & Co., 4.625%, 7/15/29(1)		774	644,107
			$ 6,962,389
Retailers (Except Food and Drug) — 0.8%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		430	$ 420,755
6.875%, 11/1/35		410	374,184
6.95%, 3/1/33		282	252,578
7.60%, 7/15/37		55	48,235
9.375%, 7/1/25(1)		54	57,856
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		923	939,199
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)		844	830,678
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		437	386,808
			$ 3,310,293
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc., 3.419%, 4/15/33(1)		760	$ 638,268
Security	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
Entegris Escrow Corp., 4.75%, 4/15/29(1)		218	$ 204,635
ON Semiconductor Corp., 3.875%, 9/1/28(1)		661	604,002
			$ 1,446,905
Software — 0.1%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		332	$ 292,582
			$ 292,582
Software and Services — 0.4%
Fair Isaac Corp., 4.00%, 6/15/28(1)		667	$ 620,157
Gartner, Inc.:
3.75%, 10/1/30(1)		547	485,517
4.50%, 7/1/28(1)		534	507,965
			$ 1,613,639
Specialty Retail — 0.3%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32		760	$ 622,508
Fiber Bidco SpA:
7.95%, (3 mo. EURIBOR + 6.00%), 10/25/27(2)(8)	EUR	200	217,828
11.00%, 10/25/27(8)	EUR	270	319,065
			$ 1,159,401
Steel — 0.5%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		401	$ 399,771
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		1,721	1,639,657
TMS International Corp., 6.25%, 4/15/29(1)		89	67,366
			$ 2,106,794
Surface Transport — 0.1%
Hertz Corp. (The):
4.625%, 12/1/26(1)		47	$ 41,889
5.00%, 12/1/29(1)		379	310,310
			$ 352,199
Technology — 0.6%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(8)	EUR	450	$ 463,927
Athenahealth Group, Inc., 6.50%, 2/15/30(1)		750	622,333
International Game Technology PLC:
3.50%, 6/15/26(8)	EUR	250	257,722
4.125%, 4/15/26(1)		573	543,687
6.25%, 1/15/27(1)		200	200,241

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Technology (continued)
International Game Technology PLC: (continued)
6.50%, 2/15/25(1)		537	$ 543,240
			$ 2,631,150
Telecommunications — 4.4%
AT&T, Inc., 2.55%, 12/1/33		800	$ 647,404
Ciena Corp., 4.00%, 1/31/30(1)		491	430,271
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		1,299	1,243,767
DKT Finance ApS:
7.00%, 6/17/23(8)	EUR	600	652,858
9.375%, 6/17/23(1)		600	600,384
Iliad Holding SASU:
5.125%, 10/15/26(8)	EUR	175	181,829
5.625%, 10/15/28(8)	EUR	146	148,407
6.50%, 10/15/26(1)		543	514,894
7.00%, 10/15/28(1)		362	340,456
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		1,141	1,005,489
Level 3 Financing, Inc.:
4.25%, 7/1/28(1)		594	471,496
4.625%, 9/15/27(1)		232	196,942
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(8)	EUR	1,573	1,571,167
Network i2i, Ltd., 3.975% to 3/3/26(8)(9)(10)		1,000	909,657
Rogers Communications, Inc., 3.20%, 3/15/27(1)		690	649,262
Sprint Capital Corp., 6.875%, 11/15/28		1,091	1,168,627
Sprint, LLC:
7.625%, 2/15/25		324	336,734
7.625%, 3/1/26		225	238,262
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		383	315,773
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(8)	EUR	327	291,119
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(8)	EUR	600	590,323
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	425	483,373
Telecom Italia SpA:
2.75%, 4/15/25(8)	EUR	367	374,546
4.00%, 4/11/24(8)	EUR	600	641,951
6.875%, 2/15/28(8)	EUR	500	544,934
Telefonica Europe BV, 7.125% to 8/23/28(8)(9)(10)	EUR	400	455,109
T-Mobile USA, Inc., 2.25%, 2/15/26		520	482,690
Verizon Communications, Inc., 1.50%, 9/18/30		810	655,482
Viasat, Inc., 5.625%, 4/15/27(1)		583	544,513
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		601	525,184
Wp/ap Telecom Holdings III BV, 5.50%, 1/15/30(8)	EUR	1,125	1,028,470
			$ 18,241,373
Security	Principal Amount* (000's omitted)		Value
Transportation — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		457	$ 413,432
Getlink S.E., 3.50%, 10/30/25(8)	EUR	550	585,854
Seaspan Corp., 5.50%, 8/1/29(1)		552	420,199
			$ 1,419,485
Utilities — 0.9%
Calpine Corp., 5.00%, 2/1/31(1)		615	$ 527,759
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		411	362,244
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)		332	312,905
NRG Energy, Inc.:
3.625%, 2/15/31(1)		563	446,769
3.875%, 2/15/32(1)		118	92,024
5.75%, 1/15/28		580	556,504
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		460	414,519
5.00%, 1/31/28(1)		450	423,260
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)		193	169,999
5.00%, 7/31/27(1)		580	546,644
			$ 3,852,627
Total Corporate Bonds (identified cost $246,021,991)			$231,619,262
Foreign Corporate Bonds — 0.5%
Agriculture — 0.1%
Kernel Holding S.A., 6.75%, 10/27/27(8)		750	$ 319,080
			$ 319,080
Chemicals and Plastics — 0.2%
Braskem Idesa SAPI, 7.45%, 11/15/29(8)		1,150	$ 950,541
			$ 950,541
Real Estate Investment Trusts (REITs) — 0.1%
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(8)		1,250	$ 298,931
			$ 298,931

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Telecommunications — 0.1%
VTR Comunicaciones SpA, 5.125%, 1/15/28(8)	667	$ 468,367
		$ 468,367
Total Foreign Corporate Bonds (identified cost $4,035,256)		$ 2,036,919
Preferred Stocks — 0.2%
Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625% to 6/22/25	36,126	$ 982,627
Total Preferred Stocks (identified cost $1,027,931)		$ 982,627

Senior Floating-Rate Loans — 27.3%(14)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.5%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.161%, (SOFR + 3.50%), 4/6/26	$833	$ 819,352
Term Loan, 8.161%, (SOFR + 3.50%), 4/6/26	448	440,512
WP CPP Holdings, LLC, Term Loan, 8.579%, (USD LIBOR + 3.75%), 4/30/25(15)	1,113	1,015,866
		$ 2,275,730
Airlines — 0.8%
American Airlines, Inc., Term Loan, 9.558%, (3 mo. USD LIBOR + 4.75%), 4/20/28	$2,000	$ 2,057,778
Mileage Plus Holdings, LLC, Term Loan, 9.996%, (3 mo. USD LIBOR + 5.25%), 6/21/27	588	614,385
United Airlines, Inc., Term Loan, 8.568%, (3 mo. USD LIBOR + 3.75%), 4/21/28	473	473,453
		$ 3,145,616
Auto Components — 0.3%
DexKo Global, Inc., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/4/28	$521	$ 484,154
LTI Holdings, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 9/6/25	717	696,518
		$ 1,180,672
Borrower/Description	Principal Amount (000's omitted)	Value
Biotechnology — 0.2%
Alltech, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 10/13/28	$738	$ 715,375
		$ 715,375
Building Products — 0.4%
Oscar AcquisitionCo, LLC, Term Loan, 9.18%, (SOFR + 4.50%), 4/29/29	$748	$ 726,616
Standard Industries, Inc., Term Loan, 6.425%, (3 mo. USD LIBOR + 2.25%), 9/22/28	996	997,068
		$ 1,723,684
Capital Markets — 0.5%
Advisor Group, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$970	$ 964,545
Aretec Group, Inc., Term Loan, 8.911%, (SOFR + 4.25%), 10/1/25	997	987,325
		$ 1,951,870
Chemicals — 1.9%
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.506%, (SOFR + 3.00%), 12/20/29	$975	$ 979,875
CPC Acquisition Corp., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 12/29/27	744	615,923
INEOS US Finance, LLC, Term Loan, 8.411%, (SOFR + 3.75%), 11/8/27	1,000	1,000,446
Messer Industries GmbH, Term Loan, 7.23%, (3 mo. USD LIBOR + 2.50%), 3/2/26	1,319	1,319,083
Olympus Water US Holding Corporation, Term Loan, 9.18%, (SOFR + 4.50%), 11/9/28	1,489	1,471,257
PQ Corporation, Term Loan, 7.325%, (3 mo. USD LIBOR + 2.50%), 6/9/28	1,012	1,012,212
W.R. Grace & Co.-Conn., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/22/28	1,485	1,481,288
		$ 7,880,084
Commercial Services & Supplies — 0.8%
Allied Universal Holdco, LLC, Term Loan, 8.411%, (SOFR + 3.75%), 5/12/28	$636	$ 613,532
EnergySolutions, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/9/25	1,132	1,089,391
Tempo Acquisition, LLC, Term Loan, 7.561%, (SOFR + 3.00%), 8/31/28	1,485	1,488,712
		$ 3,191,635

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Communications Equipment — 0.2%
CommScope, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/6/26	$985	$ 966,834
		$ 966,834
Construction Materials — 0.2%
Quikrete Holdings, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 3/18/29	$794	$ 792,325
		$ 792,325
Containers & Packaging — 0.4%
BWAY Holding Company, Term Loan, 7.619%, (1 mo. USD LIBOR + 3.25%), 4/3/24	$748	$ 744,147
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.836%, (SOFR + 4.18%), 4/13/29	748	736,107
		$ 1,480,254
Distributors — 0.3%
Autokiniton US Holdings, Inc., Term Loan, 8.959%, (1 mo. USD LIBOR + 4.50%), 4/6/28	$1,095	$ 1,090,974
		$ 1,090,974
Diversified Telecommunication Services — 1.1%
Altice France S.A., Term Loan, 8.65%, (3 mo. USD LIBOR + 4.00%), 8/14/26	$1,657	$ 1,605,285
UPC Financing Partnership, Term Loan, 7.384%, (1 mo. USD LIBOR + 2.93%), 1/31/29	1,100	1,100,000
Virgin Media Bristol, LLC, Term Loan, 6.959%, (1 mo. USD LIBOR + 2.50%), 1/31/28	550	547,938
Ziggo Financing Partnership, Term Loan, 6.959%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,350	1,341,352
		$ 4,594,575
Electrical Equipment — 0.3%
Brookfield WEC Holdings, Inc., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 8/1/25	$1,266	$ 1,265,929
		$ 1,265,929
Electronic Equipment, Instruments & Components — 0.5%
Robertshaw US Holding Corp., Term Loan, 8.25%, (1 mo. USD LIBOR + 3.50%), 2/28/25	$1,887	$ 1,230,098
Verifone Systems, Inc., Term Loan, 8.359%, (3 mo. USD LIBOR + 4.00%), 8/20/25	748	706,749
		$ 1,936,847
Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment — 0.4%
UFC Holdings, LLC, Term Loan, 7.57%, (3 mo. USD LIBOR + 2.75%), 4/29/26	$1,822	$ 1,814,661
		$ 1,814,661
Food Products — 0.3%
Nomad Foods Europe Midco Limited, Term Loan, 8.225%, (SOFR + 3.75%), 11/12/29	$1,219	$ 1,224,438
		$ 1,224,438
Health Care — 0.1%
Pluto Acquisition I, Inc., Term Loan, 8.735%, (3 mo. USD LIBOR + 4.00%), 6/22/26	$452	$ 329,530
		$ 329,530
Health Care Equipment & Supplies — 0.2%
Medline Borrower, L.P., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 10/23/28	$997	$ 970,742
		$ 970,742
Health Care Providers & Services — 0.9%
CHG Healthcare Services, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 9/29/28	$1,681	$ 1,672,504
Medical Solutions Holdings, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 11/1/28(15)	993	962,718
National Mentor Holdings, Inc.:
Term Loan, 8.408%, (USD LIBOR + 3.75%), 3/2/28(15)	1,252	920,334
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 3/2/28	41	30,341
		$ 3,585,897
Health Care Technology — 0.8%
athenahealth, Inc.:
Term Loan, 3.50%, 2/15/29(16)	$109	$ 103,227
Term Loan, 8.012%, (SOFR + 3.50%), 2/15/29	887	842,401
Navicure, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,667	1,659,443
Verscend Holding Corp., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 8/27/25	746	746,173
		$ 3,351,244
Hotels, Restaurants & Leisure — 0.9%
ClubCorp Holdings, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 9/18/24	$731	$ 678,316
Dave & Buster's, Inc., Term Loan, 9.688%, (SOFR + 5.00%), 6/29/29	350	351,188

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment, LLC, Term Loan, 8.561%, (SOFR + 4.00%), 1/27/29	$861	$ 851,612
IRB Holding Corp., Term Loan, 7.687%, (SOFR + 3.00%), 12/15/27	920	913,111
Spectacle Gary Holdings, LLC, Term Loan, 8.797%, (1 mo. USD LIBOR + 4.25%), 11/19/28	874	857,600
		$ 3,651,827
Household Durables — 0.1%
ACProducts, Inc., Term Loan, 8.98%, (USD LIBOR + 4.25%), 5/17/28(15)	$798	$ 648,105
		$ 648,105
Household Products — 0.2%
Diamond (BC) B.V., Term Loan, 7.575%, (USD LIBOR + 2.75%), 9/29/28(15)	$787	$ 779,879
		$ 779,879
Insurance — 0.7%
AmWINS Group, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 2/19/28	$1,292	$ 1,286,052
USI, Inc., Term Loan, 8.33%, (SOFR + 3.75%), 11/22/29	1,690	1,691,388
		$ 2,977,440
Interactive Media & Services — 0.2%
Getty Images, Inc., Term Loan, 9.125%, (1 mo. USD LIBOR + 4.50%), 2/19/26	$945	$ 947,219
		$ 947,219
Internet & Direct Marketing Retail — 0.3%
Hoya Midco, LLC, Term Loan, 7.926%, (SOFR + 3.25%), 2/3/29	$1,129	$ 1,122,468
		$ 1,122,468
IT Services — 2.2%
Asurion, LLC:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$2,391	$ 2,285,745
Term Loan - Second Lien, 9.82%, (1 mo. USD LIBOR + 5.25%), 1/31/28	1,000	840,312
Cyxtera DC Holdings, Inc., Term Loan, 7.82%, (3 mo. USD LIBOR + 3.00%), 5/1/24	1,484	1,215,728
Endure Digital, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/10/28	997	943,854
Gainwell Acquisition Corp., Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 10/1/27	1,485	1,453,296
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Informatica, LLC, Term Loan, 7.375%, (1 mo. USD LIBOR + 2.75%), 10/27/28	$1,811	$ 1,810,747
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.48%, (3 mo. USD LIBOR + 8.75%), 6.23% cash, 7.25% PIK, 2/28/25	380	390,583
		$ 8,940,265
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 11.757%, (SOFR + 6.50%), 5/25/27	$314	$ 313,123
		$ 313,123
Life Sciences Tools & Services — 0.2%
Curia Global, Inc., Term Loan, 8.526%, (SOFR + 3.75%), 8/30/26(15)	$764	$ 663,219
		$ 663,219
Machinery — 1.5%
Apex Tool Group, LLC, Term Loan, 9.828%, (SOFR + 5.25%), 2/8/29	$835	$ 736,245
Engineered Machinery Holdings, Inc., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/19/28	741	738,557
EWT Holdings III Corp., Term Loan, 6.875%, (1 mo. USD LIBOR + 2.25%), 4/1/28	1,975	1,975,876
Gates Global, LLC, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 3/31/27	2,038	2,036,375
Madison IAQ, LLC, Term Loan, 7.988%, (3 mo. USD LIBOR + 3.25%), 6/21/28	987	946,563
		$ 6,433,616
Media — 0.0%(5)
Diamond Sports Group, LLC:
Term Loan, 12.776%, (SOFR + 8.15%), 5/25/26	$133	$ 120,869
Term Loan - Second Lien, 8.026%, (SOFR + 3.25%), 8/24/26	790	70,675
		$ 191,544
Metals/Mining — 0.1%
WireCo WorldGroup, Inc., Term Loan, 8.938%, (3 mo. USD LIBOR + 4.25%), 11/13/28	$308	$ 307,388
		$ 307,388
Pharmaceuticals — 0.5%
Bausch Health Companies, Inc., Term Loan, 9.828%, (SOFR + 5.25%), 2/1/27	$879	$ 679,275

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals (continued)
Jazz Financing Lux S.a.r.l., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$968	$ 968,340
Mallinckrodt International Finance S.A., Term Loan, 9.986%, (3 mo. USD LIBOR + 5.25%), 9/30/27	838	643,488
		$ 2,291,103
Professional Services — 0.4%
CoreLogic, Inc., Term Loan, 8.125%, (1 mo. USD LIBOR + 3.50%), 6/2/28	$981	$ 836,020
First Advantage Holdings, LLC, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 1/31/27	737	737,303
		$ 1,573,323
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$728	$ 726,499
Term Loan, 7.911%, (SOFR + 3.25%), 1/31/30	919	916,469
		$ 1,642,968
Semiconductors & Semiconductor Equipment — 0.2%
Entegris, Inc., Term Loan, 7.576%, (SOFR + 3.00%), 7/6/29(15)	$750	$ 753,808
		$ 753,808
Software — 5.8%
Applied Systems, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 9/18/26	$1,529	$ 1,532,826
Banff Merger Sub, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/2/25	1,050	1,032,614
CDK Global, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 7/6/29	1,400	1,398,887
Epicor Software Corporation, Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 7/30/27	1,715	1,687,470
Finastra USA, Inc.:
Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/13/24	1,459	1,376,640
Term Loan - Second Lien, 12.075%, (3 mo. USD LIBOR + 7.25%), 6/13/25	300	238,286
GoTo Group, Inc., Term Loan, 9.297%, (1 mo. USD LIBOR + 4.75%), 8/31/27	1,618	910,946
Hyland Software, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 7/1/24	1,991	1,989,937
Magenta Buyer, LLC, Term Loan, 9.58%, (3 mo. USD LIBOR + 4.75%), 7/27/28	1,485	1,309,551
McAfee, LLC, Term Loan, 8.184%, (SOFR + 3.75%), 3/1/29	995	936,959
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Open Text Corporation, Term Loan, 0.00%, 11/16/29	$875	$ 874,635
Panther Commercial Holdings, L.P., Term Loan, 9.075%, (3 mo. USD LIBOR + 4.25%), 1/7/28	1,226	1,148,594
Polaris Newco, LLC, Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 6/2/28	1,228	1,168,904
Proofpoint, Inc., Term Loan, 7.985%, (3 mo. USD LIBOR + 3.25%), 8/31/28	741	727,505
RealPage, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 4/24/28	1,975	1,930,440
Riverbed Technology, Inc., Term Loan, 12.54%, (3 mo. USD LIBOR + 8.00%), 10.54% cash, 2.00% PIK, 12/7/26	269	118,461
Sophia, L.P., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/7/27	1,977	1,950,902
Ultimate Software Group, Inc. (The):
Term Loan, 8.032%, (3 mo. USD LIBOR + 3.25%), 5/4/26	1,472	1,451,321
Term Loan, 8.575%, (3 mo. USD LIBOR + 3.75%), 5/4/26	688	680,457
Veritas US, Inc., Term Loan, 9.73%, (3 mo. USD LIBOR + 5.00%), 9/1/25	1,458	1,005,547
Vision Solutions, Inc., Term Loan, 8.818%, (3 mo. USD LIBOR + 4.00%), 4/24/28	729	642,683
		$ 24,113,565
Specialty Retail — 1.2%
Great Outdoors Group, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/6/28	$1,429	$ 1,408,750
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27	1,712	1,707,421
PetSmart, Inc., Term Loan, 8.411%, (SOFR + 3.75%), 2/11/28	1,873	1,862,270
		$ 4,978,441
Trading Companies & Distributors — 1.2%
Core & Main, L.P., Term Loan, 7.208%, (USD LIBOR + 2.50%), 7/27/28(15)	$1,827	$ 1,826,343
Electro Rent Corporation, Term Loan, 9.904%, (SOFR + 5.50%), 11/1/24	1,443	1,414,539
Spin Holdco, Inc., Term Loan, 8.765%, (3 mo. USD LIBOR + 4.00%), 3/4/28	1,556	1,236,129
SRS Distribution, Inc., Term Loan, 8.069%, (1 mo. USD LIBOR + 3.50%), 6/2/28	750	725,208
		$ 5,202,219
Total Senior Floating-Rate Loans (identified cost $117,429,721)		$113,000,436

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(6)(7)	128,689	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%(5)
Security	Principal Amount	Value
Surface Transport — 0.0%(5)
Hertz Corp., Escrow Certificates(6)	$105,000	$ 8,925
Total Miscellaneous (identified cost $0)		$ 8,925

Short-Term Investments — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(17)	12,789,906	$ 12,789,906
Total Short-Term Investments (identified cost $12,789,906)		$ 12,789,906
Total Investments — 96.7% (identified cost $435,523,309)		$400,570,966
Less Unfunded Loan Commitments — (0.0)%(5)		$ (108,696)
Net Investments — 96.7% (identified cost $435,414,613)		$400,462,270
Other Assets, Less Liabilities — 3.3%		$ 13,828,633
Net Assets — 100.0%		$414,290,903
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $168,394,602 or 40.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2023.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Amount is less than 0.05% or (0.05)%, as applicable.
(6)	Non-income producing security.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $59,561,817 or 14.4% of the Fund's net assets.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	When-issued security.
(12)	Issuer is in default with respect to interest and/or principal payments.
(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	The stated interest rate represents the weighted average interest rate at January 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2023, the total value of unfunded loan commitments is $103,227.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	558,025	USD	605,284	Bank of America, N.A.	2/6/23	$ 1,549	$ —
USD	433,327	EUR	396,815	Bank of America, N.A.	4/28/23	—	(335)
USD	634,983	EUR	581,740	Bank of America, N.A.	4/28/23	—	(773)
USD	50,354,004	EUR	46,130,938	State Street Bank and Trust Company	4/28/23	—	(60,400)
USD	103,803	GBP	83,888	Bank of America, N.A.	4/28/23	193	—
USD	5,861,507	GBP	4,733,486	State Street Bank and Trust Company	4/28/23	15,179	—
						$16,921	$(61,508)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.
At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $13,212,050, which represents 3.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 6.109%, (1 mo. USD LIBOR + 1.65%), 5/15/36	$420,332	$ —	$ —	$ —	$1,456	$422,144	$6,178	$438,393
Short-Term Investments
Liquidity Fund, Institutional Class(1)	31,492,053	61,300,328	(80,002,473)	—	—	12,789,906	287,273	12,789,906
Total				$ —	$1,456	$13,212,050	$293,451
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Multi-Asset Credit Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 24,459,081	$ —	$ 24,459,081
Collateralized Mortgage Obligations	—	114,199	—	114,199
Commercial Mortgage-Backed Securities	—	14,720,999	—	14,720,999
Common Stocks	—	425	0	425
Convertible Bonds	—	836,868	—	836,868
Convertible Preferred Stocks	—	1,319	—	1,319
Corporate Bonds	—	231,619,262	—	231,619,262
Foreign Corporate Bonds	—	2,036,919	—	2,036,919
Preferred Stocks	982,627	—	—	982,627
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	112,891,740	—	112,891,740
Warrants	—	0	—	0
Miscellaneous	—	8,925	—	8,925
Short-Term Investments	12,789,906	—	—	12,789,906
Total Investments	$13,772,533	$386,689,737	$ —	$400,462,270
Forward Foreign Currency Exchange Contracts	$ —	$ 16,921	$ —	$ 16,921
Total	$13,772,533	$386,706,658	$ —	$400,479,191
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (61,508)	$ —	$ (61,508)
Total	$ —	$ (61,508)	$ —	$ (61,508)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.